Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	$ 24,132,283	$ 24,200,969
Less: accumulated depreciation	(6,725,677)	(4,356,573)
Fixed assets, net	17,406,606	19,844,396
Software [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	23,850,000	23,850,000
Leasehold improvement [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	38,522	38,522
Office and equipment [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	$ 243,761	$ 312,447